Long-term receivables, investments and other (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) lb	Dec. 31, 2020 CAD ($)
Categories Of Noncurrent Financial Assets [Abstract]
Investments in equity securities	$ 0	$ 43,873,000
Derivatives	32,098,000	45,605,000
Investment tax credits	95,722,000	95,642,000
Amounts receivable related to tax dispute	295,221,000	303,222,000
Product loan	176,904,000	176,904,000
Other	814,000	5,512,000
Total (current and non current portion)	600,759,000	670,758,000
Less current portion	(23,232,000)	(18,716,000)
Net	$ 577,527,000	$ 652,042,000
Uranium [Member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2023
Product loan quantity | lb	5,400,000